Acquisitions - Weiyue (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)
Acquisitions
Goodwill		$ 10,266	$ 52,862	$ 51,478	$ 47,343
Number of acquisitions | item		0	0
Weiyue
Acquisitions
Consideration for amount accounted for under the cost method of accounting						$ 3,400
Equity interest previously held (as a percent)						35.00%
Weiyue
Acquisitions
Equity interest previously held (as a percent)	35.00%
Remaining equity interest acquired (as a percent)	20.85%
Total equity interest held after step-up acquisition (as a percent)	55.85%
Remeasurement gain upon obtaining control	$ 1,200
Percentage of non-controlling interests (as a percent)	44.15%
Consideration	$ 8,252
Fair value of previously held 35% equity interest	4,648
Non-controlling interests	5,856
Total consideration	18,756
Tangible assets	940
Identifiable intangible assets acquired	3,631
Liabilities assumed	(341)
Goodwill	14,526
Total consideration	$ 18,756
Weiyue | Minimum
Acquisitions
Estimated useful life of identifiable intangible assets acquired	3 years
Weiyue | Maximum
Acquisitions
Estimated useful life of identifiable intangible assets acquired	10 years
Weiyue | Exclusive content distribution right
Acquisitions
Identifiable intangible assets acquired	$ 2,800
Weiyue | Customer relationships and core technology
Acquisitions
Identifiable intangible assets acquired	$ 800
Other business acquisitions
Acquisitions
Consideration				$ 4,500
Number of acquisitions | item				2